Condensed Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Convertible preferred stock, par value per share (in New Shekels per share)	₪ 0.03	₪ 0.03
Convertible preferred stock, shares authorized	18,300,000	18,300,000
Convertible preferred stock, shares issued	2,954,267	2,954,267
Convertible preferred stock, shares outstanding	2,954,267	2,954,267
Aggregate liquidation preference	15,846	15,250
Ordinary shares, par value (in New Shekels per share)	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	4,700,000	4,700,000
Ordinary shares, shares issued	576,556	576,556
Ordinary shares, shares outstanding	576,556	576,556